UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

File No. 002-97889
File No. 811-04304

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No. ______	/ /

Post-Effective Amendment No. 47	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 47

(Check appropriate box or boxes.)

DELAWARE GROUP GOVERNMENT FUND
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this filing relates solely to the Delaware Emerging Markets Debt Fund, a series of the Registrant. Information relating to other series of the Registrant is not amended or superseded hereby.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 15th day of October, 2013.

DELAWARE GROUP GOVERNMENT FUND

By:	/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer	October 15, 2013
Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	October 15, 2013
Thomas L. Bennett

Joseph W. Chow	*	Trustee	October 15, 2013
Joseph W. Chow

John A. Fry	*	Trustee	October 15, 2013
John A. Fry

Anthony D. Knerr	*	Trustee	October 15, 2013
Anthony D. Knerr

Lucinda S. Landreth	*	Trustee	October 15, 2013
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	October 15, 2013
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	October 15, 2013
Thomas K. Whitford

Janet L. Yeomans	*	Trustee	October 15, 2013
Janet L. Yeomans

J. Richard Zecher	*	Trustee	October 15, 2013
J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	October 15, 2013
Richard Salus		(Principal Financial Officer)

*By:	/s/ Patrick P. Coyne
Patrick P. Coyne
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

INDEX TO EXHIBITS
(Delaware Group® Government Fund N-1A)

Exhibit No.	Exhibit
EX-1-101.INS	XBRL Instance Document

EX-1-101.SCH	XBRL Taxonomy Extension Schema Document

EX-1-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-1-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-1-101.PRE	XBRL Taxonomy Extension Presentation Linkbase